UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS
Revenues	$ 10,000	$ 27,900	$ 10,000	$ 70,000	$ 164,500	$ 165,500
Cost of revenues	4,500	10,800	4,500	24,996	50,596	45,499
Gross profit	5,500	17,100	5,500	45,004	113,904	120,001
OPERATING EXPENSES
Selling, general and administrative	498,321	214,886	779,244	561,054	1,161,947	1,223,219
Amortization of patent costs	23,021	16,478	46,042	33,250	66,792	26,950
TOTAL EXPENSES	521,342	231,364	825,286	594,304	1,228,739	1,250,169
Operating loss	(515,842)	(214,264)	(819,786)	(549,300)	(1,114,835)	(1,130,168)
OTHER INCOME/(EXPENSE)
Interest expense	(234,338)	(297,803)	(570,414)	(621,026)	(1,229,590)	(1,895,528)
Gain on extinguishment of convertible notes	96,444	0	96,444	0		(366,042)
Change in fair value of derivatives liabilities	(2,251,446)	(1,330,496)	26,224,593	3,070,243	(33,980,805)	(5,091,935)
Total other income (expense)	(2,389,340)	(1,628,299)	25,750,623	2,449,217	(35,210,395)	(7,353,505)
INCOME (LOSS) BEFORE PROVISION FOR INCOME TAXES	(2,905,182)	(1,842,563)	24,930,837	1,899,917	(36,325,230)	(8,483,673)
Provision for income taxes	0	0	0	0
NET INCOME (LOSS)	$ (2,905,182)	$ (1,842,563)	$ 24,930,837	$ 1,899,917	$ (36,325,230)	$ (8,483,673)
BASIC AND DILUTED NET LOSS PER SHARE					$ (0.13)	$ (0.82)
BASIC NET INCOME (LOSS) PER SHARE	$ (0.00)	$ (0.01)	$ 0.02	$ 0.02
DILUTED NET INCOME (LOSS) PER SHARE	$ (0.00)	$ (0.01)	$ 0.02	$ 0.00
WEIGHTED AVERAGE NUMBER OF SHARES OUTSTANDING - BASIC	1,160,041,813	169,163,555	1,121,158,906	104,954,874
WEIGHTED AVERAGE NUMBER OF SHARES OUTSTANDING - BASIC AND DILUTED					289,730,374	10,343,162
WEIGHTED AVERAGE NUMBER OF SHARES OUTSTANDING - DILUTED	1,160,041,813	169,163,555	1,164,463,648	960,394,825